Subsequent Events	2 Months Ended	9 Months Ended	12 Months Ended
	Feb. 14, 2020	Sep. 30, 2020	Dec. 31, 2019
SUBSEQUENT EVENTS

Note 6 — Subsequent Events

The Company evaluated subsequent events and transactions that occurred after the balance sheet date and through March 2, 2020, the date that the financial statements were issued. The Company did not identify any subsequent events that would have required adjustment or disclosure in the financial statements.

NOTE 7 — SUBSEQUENT EVENTS

The Company evaluates subsequent events and transactions that occur after the balance sheet date up to the date that the financial statements were issued. The Company did not identify any subsequent events that would have required adjustment or disclosure in the financial statements.

EOS ENERGY STORAGE, LLC [Member]
SUBSEQUENT EVENTS

16. Subsequent Events

The Company has performed an evaluation of subsequent events through November 13, 2020, the date the financial statements were issued.

On August 10, 2020, the Company entered into a memorandum of agreement with Holtec Power, Inc. ("Holtec"), its joint venture partner under which Holtec has subscribed to an equity investment in the Company of $10 million. As of September 30, 2020, Holtec had funded $7.5 million of the subscribed amount. The remaining $2.5 million was funded on October 16, 2020.

15. Subsequent Events

The Company has performed an evaluation of subsequent events through September 10, 2020, the date the financial statements were issued.

On June 24, 2020, B. Riley Principal Merger Corp. II (NYSE: BMRG, BMRG WS, BMRG.U) (“BMRG”), a special purpose acquisition company sponsored by an affiliate of B. Riley Financial, Inc. (NASDAQ: RILY) (“B. Riley Financial”), and Eos executed a letter of intent (“LOI”) for a business combination transaction (“transaction”) which would result in Eos becoming a publicly listed company. BMRG is an acquisition company incorporated for the purpose of effecting a merger, capital stock exchange, asset acquisition, stock purchase, reorganization or similar business combination with one or more businesses.

On September 7, 2020, the Eos entered into a merger agreement with BMRG for the transaction. The contemplated deal with BMRG would provide all holders of common and preferred, and Convertible notes payable — related party to receive common stock of the continuing public company, which will be a wholly owned subsidiary of BMRG. The proposed transaction is expected to be completed in the fourth quarter of 2020, subject to, among other things, the approval by BMRG’s shareholders, satisfaction of the conditions stated in the merger agreement and other customary closing conditions. There is no assurance that the transaction will be consummated.

On August 10, 2020, the Company entered into a memorandum of agreement with Holtec Power, Inc. (“Holtec”), its joint venture partner under which Holtec has subscribed to an equity investment in the Company of $10 million. As of September 10, 2020, Holtec has funded $4 million of the subscribed amount. The remaining $6 million is expected to be funded prior to the close of the Company’s proposed business combination with BMRG.

As of September 10, 2020, the Company issued approximately $4,850 of its 2019 Phase II Notes and $4,850 million in preferred units at $0.50 per unit.

In early 2020, an outbreak of the novel strain of coronavirus (COVID-19) emerged globally. As a result, there have been mandates from federal, state and local authorities resulting in an overall decline in economic activity. As of September 10, 2020, COVID-19 has not had a material effect on the Company; third-party product safety certification from Underwriter Laboratories (UL) for the Eos Aurora Gen 2.3 150|600 DC Battery System has been delayed due to COVID-19 and is expected in the fourth quarter of 2020. However, if COVID-19 broadly resurfaces in the latter part of 2020, it could affect the Company’s ability to install and commission its battery systems. The Company is currently evaluating the potential impact to its supply chain and is mitigating risk by developing a strategy to diversify suppliers if required.